SUBSEQUENT EVENTS (Details) (Subsequent event, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Short term bank loan agreements entered into between January 1, 2013 to March 31, 2013
SUBSEQUENT EVENTS
Borrowings on new debt instruments	$ 304.6
Borrowings renewed	108.6
Short term bank loan due dates before December 31, 2013
SUBSEQUENT EVENTS
Borrowings on new debt instruments	145.2
Short term bank loan due dates beyond December 31, 2013
SUBSEQUENT EVENTS
Borrowings on new debt instruments	$ 159.4